Consolidated Cash Flow Statement - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of cash flows [abstract]
Net profit		€ 9,808	€ 6,486	€ 5,547
Taxation		2,575	1,667	1,922
Share of net profit of joint ventures/associates and other income/(loss) from non-current investments and associates		(207)	(173)	(231)
Net monetary gain arising from hyperinflationary economies		(122)
Net finance costs		481	877	563
Operating profit		12,535	8,857	7,801
Depreciation, amortisation and impairment		1,747	1,538	1,464
Changes in working capital:		(793)	(68)	51
Inventories		(471)	(104)	190
Trade and other receivables		(1,298)	(506)	142
Trade payables and other liabilities		976	542	(281)
Pensions and similar obligations less payments		(128)	(904)	(327)
Provisions less payments		55	200	65
Elimination of (profits)/losses on disposals		(4,299)	(298)	127
Non-cash charge for share-based compensation		196	284	198
Other adjustments	[1]	(266)	(153)	(81)
Cash flow from operating activities		9,047	9,456	9,298
Income tax paid		(2,294)	(2,164)	(2,251)
Net cash flow from operating activities		6,753	7,292	7,047
Interest received		110	154	105
Purchase of intangible assets		(203)	(158)	(232)
Purchase of property, plant and equipment		(1,329)	(1,509)	(1,804)
Disposal of property, plant and equipment		108	46	158
Acquisition of group companies, joint ventures and associates		(1,336)	(4,896)	(1,731)
Disposal of group companies, joint ventures and associates		7,093	561	30
Acquisition of other non-current investments		(94)	(317)	(208)
Disposal of other non-current investments		151	251	173
Dividends from joint ventures, associates and other non-current investments		154	138	186
(Purchase)/sale of financial assets		(10)	(149)	135
Net cash flow (used in)/from investing activities		4,644	(5,879)	(3,188)
Dividends paid on ordinary share capital		(4,066)	(3,916)	(3,609)
Interest and preference dividends paid		(477)	(470)	(472)
Net change in short-term borrowings		(4,026)	2,695	258
Additional financial liabilities		10,595	8,851	6,761
Repayment of financial liabilities		(6,594)	(2,604)	(5,213)
Capital element of finance lease rental payments		(10)	(14)	(35)
Buyback of preference shares			(448)
Repurchase of shares		(6,020)	(5,014)
Other movements on treasury shares		(257)	(204)	(257)
Other financing activities		(693)	(309)	(506)
Net cash flow (used in)/from financing activities		(11,548)	(1,433)	(3,073)
Net increase/(decrease) in cash and cash equivalents		(151)	(20)	786
Cash and cash equivalents at beginning of year		3,169	3,198	2,128
Effect of foreign exchange rate changes		72	(9)	284
Cash and cash equivalents at end of year		€ 3,090	€ 3,169	€ 3,198

[1]	2018 includes a non-cash credit of €277 million from early settlement of contingent consideration relating to Blueair.